U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549

                                    FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

1.     Name and address of issuer:

       The Sheffield Funds, Inc.
       900 Circle 75 Parkway, Suite 750
       Atlanta, Georgia 30339

2. Name of each series or class of funds for which this notice is filed:

       Common Stock par value $.001

3.     Investment Company Act File Number:

       811-5886

       Securities Act File Number:

       33-32620

4.     Last day of fiscal year for which this notice is filed:

       October 31, 1996

5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None

8. Number and amount of series registered during the fiscal year other than pursuant to rule 24f-2:

       None

9. Number and aggregate sale price of securities sold during the fiscal year:

       303,649 shares;  $3,486,262

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       303,649 shares;  $3,486,262

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       121,541 shares;  $1,408,384

12.    Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $3,486,262

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               +$1,408,384

        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               ($5,900,440)

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction of filing fees pursuant to rule 24e-2 (if applicable):

               +  N/A

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):

               ($1,005,794)

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

               x  .000303    N/A

        (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

               -0-


Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

--------------

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



SIGNATURES

This report has been signed below by the following persons of the issuer and in the capacities and on the dates indicated>

By (signature and Title)*    /s/  Caroline L. Scott
                             ----------------------
                                  Caroline L. Scott
                                  Treasurer

Date:  12/27/96

                              KILPATRICK & CODY, L.L.P.
                                    Suite 2800
                               1100 Peachtree Street
                            Atlanta, Georgia 30309-4530


Telephone                                          Other Offices
  404 815-6500
                                                   1400 First Union Bank Bldg.
                                                   P.O. Box 2043
Facsimile                                          Augusta, Georgia  30903
  404 815-6555
                                                   Suite 800
Direct Dial                                        700 13th Street, N.W.
                                                   Washington, D.C. 20005

                                                   68 Pall Mall
                                                   London SWIY 5ES

                                                   Avenue Louise 149, bte 15
                                                   1050 Brussels

December 27, 1996

The Sheffield Funds, Inc.
900 Circle 75 Parkway
Suite 750
Atlanta, GA  30339

Re:  Rule 24f-2 Notice for Fiscal Year Ended October 31, 1996
     Concerning The Sheffield Funds, Inc. (File Nos. 33-32620
     and 811-5886)

Ladies and Gentlemen:

We have served as counsel for The Sheffield Funds, Inc., a Maryland corporation (the "Company"), in connection with the registration of the Company as an investment company under the Investment Company Act of 1940, as amended (File No. 811-5886), and the registration of the offering and sale of an indefinite number of shares of common stock, par value $.001 per share (the "Stock"), of the Company under the Securities Act of 1933, as amended, pursuant to the Company's Registration Statement on Form N-1A (No. 33-32620) (the "Registration Statement").

We have examined and are familiar with originals or copies (certified or otherwise identified to our satisfaction) of such documents, corporate records and other instruments relating to the incorporation of the Company and to the authorization and issuance of the Registered Stock (as defined below) as we have deemed necessary and advisable. Our opinion is limited to matters arising under the provisions of the Maryland General Corporation Law applicable to the issuance of the Registered Stock by the Company.

In rendering this opinion, we have reviewed and relied upon an Officer's Certificate (the "Certificate") from Caroline L. Scott, Treasurer of the Company, dated December 27, 1996. According to the Certificate, the Company issued 425,190 shares of Stock during the fiscal year ended on October 31, 1996 (the "Registered Stock"), and received consideration of not less than the par value for each share of Registered Stock.

In our examination we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

As to all factual matters relating to this opinion, including those addressed in the Certificate, we have relied solely upon, and have assumed the accuracy, completeness and genuineness of, oral and written representations made to us by officers of the Company without making any independent investigation with respect thereto.

Based upon the foregoing and having regard for such legal considerations as we have deemed relevant, it is our opinion that the Registered Stock was, upon issuance thereof against payment therefor, as contemplated in the Registration Statement, legally and validly issued, fully paid and non-assessable.

Very truly yours,

KILPATRICK & CODY


By:  /s/  Reinaldo Pascual
     ----------------------
          Reinaldo Pascual